COMMITMENTS AND CONTINGENCIES LIABILITIES (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Apr. 04, 2022	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Right for payment of royalties	$ 213
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Payment of total proceeds from consideration, percentage	1.50%
Option to purchase ordinary shares		24,431